INVESTMENTS - Qunar (Details)		3 Months Ended	12 Months Ended
	Dec. 10, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Equity method investment disclosures
Share of cumulative loss			$ (10,008,156)	¥ (65,116,066)	¥ 601,883,179	¥ (135,780,312)
Qunar
Equity method investment disclosures
Share of cumulative loss		¥ (2,400,000,000)
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition	¥ 2,400,000,000